Fair Value Measurements (Details) - Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model - Valuation Technique, Black-Scholes-Merton Model [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Dividend yield		0.00%	0.00%
Term (years)		4 years 10 months 20 days
Minimum [Member] | Warrants [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Term (years)			1 year 11 months 23 days
Maximum [Member] | Warrants [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Term (years)			2 years 10 days
Notes Payable [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Dividend yield	0.00%	0.00%
Term (years)	21 days	6 months 18 days
Conversion Options [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Dividend yield			0.00%
Term (years)			3 months 29 days
Measurement Input, Price Volatility [Member] | Warrants [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Expected volatility		77.00%	63.00%
Measurement Input, Price Volatility [Member] | Notes Payable [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Expected volatility	32.00%	34.00%
Measurement Input, Price Volatility [Member] | Conversion Options [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Expected volatility			54.00%
Measurement Input, Risk Free Interest Rate [Member] | Warrants [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Risk-free interest rate		3.81%
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Warrants [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Risk-free interest rate			4.36%
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Warrants [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Risk-free interest rate			4.37%
Measurement Input, Risk Free Interest Rate [Member] | Notes Payable [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Risk-free interest rate	5.47%	5.14%
Measurement Input, Risk Free Interest Rate [Member] | Conversion Options [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Risk-free interest rate			4.53%
Measurement Input, Success probability [Member] | Warrants [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Success probability		15.00%	15.00%
Measurement Input, Success probability [Member] | Notes Payable [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Success probability	15.00%	15.00%
Measurement Input, Success probability [Member] | Conversion Options [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Success probability			15.00%